Investments - Schedule of Short-Term and Long-Term Debt Securities (Details) - CNY (¥)	Dec. 31, 2024	Dec. 31, 2023
Wealth management products [Member]
Schedule of Available-for-Sale Debt Securities [Line Items]
Amortized cost	¥ 10,475	¥ 287,711,617
Gross unrealized gains
Gross unrecognized holding gains
Gross unrecognized gains
Gross unrealized losses
Fair value	10,475	287,711,617
Available-for-sale debt securities of Yibon [Member]
Schedule of Available-for-Sale Debt Securities [Line Items]
Amortized cost	103,703,272	103,701,474
Gross unrealized gains		2,791,663
Gross unrecognized holding gains
Gross unrecognized gains
Gross unrealized losses	6,000	(2,789,865)
Fair value	¥ 103,709,272	¥ 103,703,272